INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

NOTE 10. INCOME TAX

The income tax provision consists of the following:

		For the period from
		February 8, 2021
		(inception)
	Year Ended	Through
	December 31,	December 31,
	2022	2021
Federal
Current	$214,850	$—
Deferred	(715,345)	(118,531)
State and Local
Current	$—	$—
Deferred	—	—
Change in valuation allowance	715,345	118,531
Income tax provision	$214,850	$—

The Company’s net deferred tax assets are as follows:

		For the period from
		February 8, 2021
		(inception)
	Year Ended	Through
	December 31,	December 31,
	2022	2021
Deferred Tax Assets
Net Operating Loss	$—	$31,893
Sec. 195 Start-up Costs	833,875	88,493
Total Deferred Tax Assets	833,875	120,386
Deferred Tax Liability	—	—
Unrealized gain on Investment in Trust Account	—	(1,855)
Total Deferred Tax Assets	833,875	(1,855)
Less: Valuation allowance	(833,875)	(118,531)
Deferred Tax Assets, net of allowance	$—	$—

As of December 31, 2022 and 2021, the Company had zero and $162,132 of U.S. federal and state net operating loss carryovers available to offset future taxable income. The federal net operating losses can be carried forward indefinitely, subject to a limitation in utilization against 80% of annual taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of deferred tax assets and therefore established a full valuation allowance of $833,875 and $118,531 as of December 31, 2022 and 2021.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

		For the period from
		February 8, 2021
		(inception)
	Year Ended	Through
	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	—%	—%
Change in fair value of derivative liabilities	(170.93)%	(25.89)%
Transaction costs	59.18%	—%
Transaction costs allocated to warrant issuance	—%	2.57%
Change in valuation allowance	129.71%	2.32%
Income tax provision	38.96%	—%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to the recording of full valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. There were no unrecognized tax benefits as of December 31, 2022 and 2021. No amounts were accrued for the payment of interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.